DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Deferred income tax assets and liabilities

	2018	2019	2020	2021	2022+	No expiry date	Total
Non-capital tax losses[1]
Canada	$—	$—	$—	$—	$2,093	$—	$2,093
Argentina	—	—	—	271	—	—	271
Barbados	4,727	922	217	13	735	—	6,614
Chile	—	—	—	—	—	1,052	1,052
Tanzania	—	—	—	—	—	1,756	1,756
Zambia	115	—	—	12	404	—	531
Other	7	—	—	—	—	568	575
	$4,849	$922	$217	$296	$3,232	$3,376	$12,892

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2017.

Source of Changes in Deferred Tax Balances
For the years ended December 31	2017	2016
Temporary differences
Property, plant and equipment	$295	($297)
Environmental rehabilitation	(45)	79
Tax loss carry forwards	191	259
Inventory	26	(94)
Derivatives	(16)	(16)
Other	(84)	39
	$367	($30)
Intraperiod allocation to:
Income from continuing operations before income taxes	($106)	($8)
Cerro Casale disposition	469	—
Veladero disposition	16	—
OCI	(12)	(22)
	$367	($30)
Income Tax Related Contingent Liabilities
	2017	2016
At January 1	$128	$61
Net additions based on uncertain tax positions related to prior years	178	70
Reductions for tax positions of prior years	—	(3)
At December 31[1]	$306	$128

[1]	If reversed, the total amount of $306 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.
Deferred Tax Assets Not Recognized

	As at December 31, 2017	As at December 31, 2016
Australia	$158	$162
Canada	388	377
United States	—	115
Chile	993	890
Argentina	515	599
Barbados	66	66
Tanzania	209	183
Zambia	50	151
Saudi Arabia	70	70
	$2,449	$2,613
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2017	As at December 31, 2016
Deferred tax assets
Tax loss carry forwards	$926	$735
Environmental rehabilitation	594	639
Property, plant and equipment	175	273
Post-retirement benefit obligations and other employee benefits	49	47
Accrued interest payable	40	75
Other working capital	23	54
Derivative instruments	74	89
Other	21	41
	$1,902	$1,953
Deferred tax liabilities
Property, plant and equipment	(1,571)	(1,963)
Inventory	(507)	(533)
	($176)	($543)
Classification:
Non-current assets	$1,069	$977
Non-current liabilities	(1,245)	(1,520)
	($176)	($543)

Tax years still under examination

Tax Years Still Under Examination
Canada	2015-2017
United States	2017
Dominican Republic	2013-2017
Peru	2009, 2011-2017
Chile	2013-2017
Argentina	2011-2017
Australia	2013-2017
Papua New Guinea	2006-2017
Saudi Arabia	2007-2017
Tanzania	All years open
Zambia	2010-2017